S-K 1603, SPAC Sponsor; Conflicts of Interest	Nov. 05, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Toon Acquisition LLC	8,625,000 Class B Ordinary Shares (of which 1,125,000 are subject to forfeiture to the extent the underwriter does not exercise its over-allotment option)	$25,000 or approximately $0.003 per share
	5,750,000 private placement warrants to be purchased simultaneously with the closing of this offering (or 6,312,500 warrants if the underwriter’s over-allotment option is exercised in full)	$5,750,000 (or $6,312,500 if the underwriter’s over-allotment option is exercised in full)
	Up to $250,000	Repayment of loans made to us to cover offering related and organizational expenses.

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at a price of $1.00 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Toon Acquisition LLC, our officers, directors or advisors, or our or their respective affiliates	Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

	Number of			Number of
	Class A	Approximate Percentage		Class B	Approximate Percentage
	Ordinary	of Outstanding Class A		Ordinary	of Outstanding Class B
	Shares	Ordinary Shares		Shares	Ordinary Shares
	Beneficially	Before	After	Beneficially	Before	After
Name and Address of Beneficial Owner(1)	Owned	Offering	Offering	Owned	Offering	Offering
Toon Acquisition LLC(2)(3)(4)	—	—	—	8,525,000	100%	100%
Andy Heyward	—	—	—	8,525,000	—	—
Brian Parisi	—	—	—	—	—	—
Michael Jaffa	—	—	—	—	—	—
Kevin McCarthy	—	—	—	50,000	*	*
Dr. Chrysostomos L. Nikias	—	—	—	50,000	*	*
[•]	—	—	—	50,000	*	*
All officers, directors and director nominees as a group (6 persons)(3)	—	—	—	8,625,000	100%	100%
*	Less than one percent.
(1)	Unless otherwise noted, the business address of each of our shareholders is 190 N. Canon Drive, 4th FL Beverly Hills, CA 90210.
(2)	Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or earlier at the option of the holder on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	Kartoon Studios is the sole member of our sponsor. Kartoon Studios may be deemed to beneficially own the Class B ordinary shares (founder shares) and the private placement warrants held by our sponsor by virtue of its direct ownership of our sponsor.
Prior to our initial business combination, our sponsor, through its Class B ordinary shares, controls the appointment and election of our directors, and Kartoon Studios, as the sole member of our sponsor, indirectly controls that appointment and election.
(4)	Includes up to 1,125,000 founder shares that will be surrendered to us for no consideration by our sponsor depending on the extent to which the underwriter’s over-allotment option is exercised.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares, regardless of whether they abstain, vote for, or vote against, our initial business combination upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the initial business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed initial business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirements. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we issue more than 20% of our issued and outstanding Class A ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. So long as we obtain and maintain a listing for our securities on NYSE, we will be required to comply with NYSE’s shareholder approval rules.The requirement that we provide our public shareholders with the opportunity to redeem their public shares by one of the two methods listed above will be contained in provisions of our amended and restated memorandum and articles of association and will apply whether or not we maintain our registration under the Exchange Act or our listing on NYSE. Such provisions may be amended if approved by a special resolution, which requires the affirmative vote of at least two-thirds of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company.If we provide our public shareholders with the opportunity to redeem their public shares in connection with a general meeting, we will:conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, andfile proxy materials with the SEC.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days following our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Toon Acquisition LLC Andy Heyward Kevin McCarthy Dr. Chrysostomos L. Nikias [•]

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to Kartoon Studios, partners or shareholders pursuant to our sponsor’s or limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor,

(h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

Private Placement Warrants	30 days after the completion of our initial business combination	Toon Acquisition LLC Andy Heyward E.F. Hutton	Same as above (other than clauses (f) and (g) with respect to the inclusion of E.F. Hutton)
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days after the date of this prospectus	Toon Acquisition LLC Andy Heyward Brian Parisi Michael Jaffa Kevin McCarthy Dr. Chrysostomos L. Nikias [•]

The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described in the immediately preceding paragraphs.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
Andy Heyward	Kartoon Studios, Inc. Cedars Sinai Medical Center After School All-Stars Shaquille O’Neal Foundation	Entertainment Not for Profit Not for Profit Not for Profit	CEO and Chairman Board Member Board Member Board Member
Brian Parisi	Kartoon Studios, Inc.	Entertainment	CFO
Michael Jaffa	Kartoon Studios, Inc. Mainframe Studios Your Family Entertainment AG	Entertainment Entertainment Entertainment	COO Director Director
Kevin McCarthy	Los Angeles Organizing Committee for the Olympic and Paralympic Games 2028 (LA28)	Non-profit	Board Member
Dr. Chrysostomos L. Nikias	EnerG-ID Solutions Corporations University of Southern California	Energy Education	Board Chairman President Emeritus, Life Trustee and Professor
	National Academy of Engineering American Academy of Arts and Sciences	NGO Education	Member Member
	National Academy of Inventors Institute of Electrical and Electronics Engineers	Education	Life Fellow
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